Performance Management	Nov. 28, 2025
FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

The Fund operated as the Frost Growth Equity Fund (the “Predecessor Growth Equity Fund”), a series of The Advisors’ Inner Circle Fund II, prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Growth Equity Fund on June 24, 2019 (the “Growth Equity Fund Reorganization”). As a result of the Growth Equity Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Growth Equity Fund. Accordingly, performance figures for periods prior to the date of the Growth Equity Fund Reorganization represent the performance of the Predecessor Growth Equity Fund.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.frostinv.com or by calling 1-877-71-FROST.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
26.63%	(20.82)%
6/30/2020	6/30/2022

The performance information shown above is based on a calendar year. Year to date performance (non-annualized and before taxes) as of September 30, 2025: 14.38%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund’s investment strategies.

Prior to March 31, 2015, Investor Class Shares of the Predecessor Growth Equity Fund were called “Class A Shares,” and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance information provided in the table below for the period prior to March 31, 2015 represents the performance of the Predecessor Growth Equity Fund’s Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares will vary.
Performance Availability Website Address [Text]	www.frostinv.com
Performance Availability Phone [Text]	1-877-71-FROST
FROST GROWTH EQUITY FUND | Institutional Class Shares | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date performance
Bar Chart, Year to Date Return	14.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.82%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FROST TOTAL RETURN BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

The Fund operated as the Frost Total Return Bond Fund (the “Predecessor Total Return Bond Fund”), a series of The Advisors’ Inner Circle Fund II, prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Total Return Bond Fund on June 24, 2019 (the “Total Return Bond Fund Reorganization”). As a result of the Total Return Bond Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Total Return Bond Fund. Accordingly, performance figures for periods prior to the date of the Total Return Bond Fund Reorganization represent the performance of the Predecessor Total Return Bond Fund.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.frostinv.com or by calling 1-877-71-FROST.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
5.50%	(5.62)%
12/31/2023	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance (non-annualized and before taxes) as of September 30, 2025: 5.18%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2024 to those of an appropriate broad-based index.

Prior to March 31, 2015, Investor Class Shares of the Predecessor Total Return Bond Fund were called “Class A Shares,” and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance information provided in the table below for the period prior to March 31, 2015 represents the performance of the Predecessor Total Return Bond Fund’s Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares and A Class Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares and A Class Shares will vary.
Performance Availability Website Address [Text]	www.frostinv.com
Performance Availability Phone [Text]	1-877-71-FROST
FROST TOTAL RETURN BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date performance
Bar Chart, Year to Date Return	5.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.50%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FROST CREDIT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

The Fund operated as the Frost Credit Fund (the “Predecessor Credit Fund”), a series of The Advisors’ Inner Circle Fund II, prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Credit Fund on June 24, 2019 (the “Credit Fund Reorganization”). As a result of the Credit Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Credit Fund. Accordingly, performance figures for periods prior to the date of the Credit Fund Reorganization represent the performance of the Predecessor Credit Fund.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.frostinv.com or by calling 1-877-71-FROST.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
8.60%	(9.53)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. Year to date performance (non-annualized and before taxes) as of September 30, 2025: 5.24%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2024 to those of an appropriate broad-based index and additional indices with characteristics relevant to the Fund’s investment strategies.

Prior to March 31, 2015, Investor Class Shares of the Predecessor Credit Fund were called “Class A Shares,” and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance information provided in the table below for the period prior to March 31, 2015 represents the performance of the Predecessor Credit Fund’s Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares and A Class Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares and A Class Shares will vary.
Performance Availability Website Address [Text]	www.frostinv.com
Performance Availability Phone [Text]	1-877-71-FROST
FROST CREDIT FUND | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date performance
Bar Chart, Year to Date Return	5.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FROST LOW DURATION BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

The Fund operated as the Frost Low Duration Bond Fund (the “Predecessor Low Duration Bond Fund”), a series of The Advisors’ Inner Circle Fund II, prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Low Duration Bond Fund on June 24, 2019 (the “Low Duration Bond Fund Reorganization”). As a result of the Low Duration Bond Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Low Duration Bond Fund. Accordingly, performance figures for periods prior to the date of the Low Duration Bond Fund Reorganization represent the performance of the Predecessor Low Duration Bond Fund.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.frostinv.com or by calling 1-877-71-FROST.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
3.31%	(2.91)%
6/30/2020	3/31/2022

The performance information shown above is based on a calendar year. Year to date performance (non-annualized and before taxes) as of September 30, 2025: 4.76%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund’s investment strategies.

Prior to March 31, 2015, Investor Class Shares of the Predecessor Low Duration Bond Fund were called “Class A Shares,” and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance information provided in the table below for the period prior to March 31, 2015 represents the performance of the Predecessor Low Duration Bond Fund’s Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares will vary.
Performance Availability Website Address [Text]	www.frostinv.com
Performance Availability Phone [Text]	1-877-71-FROST
FROST LOW DURATION BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date performance
Bar Chart, Year to Date Return	4.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022